Security deposits and maintenance reserves (Tables)	12 Months Ended
Dec. 31, 2017
Security deposits and maintenance reserves
Schedule of security deposits and maintenance reserves
	December 31,
	2017	2016

Security deposits	181.0	219.8
Maintenance reserve deposits	1,078.1	858.2

	1,259.1	1,078.0

Changes in security deposits and maintenance reserve deposits

	Maintenance reserves deposits	Security deposits	Total
Balance at December 31, 2015	917.1	298.6	1,215.7

Additions	298.3	60.3	358.6
Refunds from sublease (*)	—	(28.8)	(28.8)
Write-offs	(4.0)	(7.5)	(11.5)
Refunds/returns	(199.7)	(61.2)	(260.9)
Foreign exchanges variations	(153.5)	(41.6)	(195.1)

Balance at December 31, 2016	858.2	219.8	1,078.0

Additions	291.4	25.8	317.2
Refunds from sublease (*)	—	3.3	3.3
Write-offs	(9.6)	—	(9.6)
Refunds/returns	(81.0)	(69.5)	(150.5)
Foreign exchanges variations	19.1	1.6	20.7

Balance at December 31, 2017	1,078.1	181.0	1,259.1

(*) refers to the net amount received and refunds from TAP in relation to security deposits of subleased aircraft.